Average Annual Total Returns{- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2010 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	5.55%	7.15%	[1]	(1.54%)	3.31%	[1]	5.40%	7.15%	[1]

[1]	(a)From June 6, 2017